Borrowings	12 Months Ended
Dec. 31, 2013
Borrowings
Borrowings

Note 16—Borrowings

        As of December 31, 2013, the Company maintained five borrowing facilities: four facilities that provide for sales of mortgage loans under agreements to repurchase; and one note payable secured by MSRs and servicing advances made relating to loans in the Company's loan servicing portfolio.

  Mortgage Loans Sold Under Agreement to Repurchase

        The borrowing facilities secured by mortgage loans held for sale are in the form of loan sale and repurchase agreements. Eligible mortgage loans are sold at advance rates based on the loan type. Interest is charged at a rate based on the buyer's overnight cost-of funds rate for one agreement and based on LIBOR for the other three agreements. Loans sold under these agreements may be re-pledged by the lenders.

        Financial data pertaining to mortgage loans sold under agreements to repurchase are as follows:

	Year ended December 31,
	2013	2012	2011
	(dollar amounts in thousands)
Year end:
Balance	$471,592	$393,534	$77,700
Unused amount(1)	$528,408	$106,466	$22,300
Weighted-average interest rate	1.79%	2.20%	2.39%
Fair value of loans securing agreements to repurchase	$512,350	$438,850	$86,787
During the year:
Average balance of loans sold under agreements to repurchase	$344,625	$172,729	$24,905
Weighted-average interest rate(2)	1.96%	2.24%	2.66%
Total interest expense	$10,863	$5,927	$1,875
Maximum daily amount outstanding	$623,523	$441,245	$127,593
(1)
The amount the Company is able to borrow under loan repurchase agreements is tied to the fair value of unencumbered mortgage loans eligible to secure those agreements and the Company's ability to fund the agreements' margin requirements relating to the mortgage loans sold.

(2)
Excludes the effect of amortization of commitment fees totaling $4.0 million, $2.0 million, and $1.0 million for the years ended December 31, 2013, 2012, and 2011, respectively.

        Following is a summary of maturities of outstanding advances under repurchase agreements by maturity date:

Remaining maturity at December 31, 2013	Balance
(in thousands)
Within 30 days	$782
Over 30 to 90 days	470,810
Over 90 days to 180 days	—
Over 180 days to 1 year	—

$471,592

Weighted-average maturity (in months)	2.6

        The amount at risk (the fair value of the assets pledged plus the related margin deposit, less the amount advanced by the counterparty and accrued interest) relating to the Company's mortgage loans held for sale sold under agreements to repurchase is summarized by counterparty below as of December 31, 2013:

Counterparty	Amount at risk	Weighted-average maturity of advances under repurchase agreement	Facility Maturity
	(in thousands)
Credit Suisse First Boston Mortgage Capital LLC	$19,593	March 26, 2014	October 31, 2014
Bank of America, N.A.	$19,195	March 22, 2014	January 2, 2014
Morgan Stanley	$3,103	February 22, 2014	July 1, 2014
Citibank, N.A.	$—	—	July 24, 2014

        The Company is subject to margin calls during the period the agreements are outstanding and therefore may be required to repay a portion of the borrowings before the respective agreements mature if the value (as determined by the applicable lender) of the mortgage loans securing those agreements decreases. The Company had $1.5 million and $6.8 million on deposit with its mortgage loan repurchase agreement counterparties at December 31, 2013 and 2012, respectively. Such amounts are included in Other assets on the consolidated balance sheets.

  Excess Servicing Spread Financing

        In conjunction with the Company's purchase from non-affiliates of certain MSRs on pools of Agency-backed residential mortgage loans, the Company has entered into sale and assignment agreements which are treated as financings and are carried at estimated fair value with changes in fair value recognized in current period income. Under these agreements, the Company sold to PMT the right to receive ESS cash flows relating to certain MSRs. The Company retained all ancillary income associated with servicing the loans and a fixed base servicing fee. The Company continues to be the servicer of the mortgage loans and provides all servicing functions, including responsibility to make servicing advances. The Company accounts for the transactions as a financing and the total proceeds received was $139.0 million.

  Note Payable

        The note payable is summarized below:

	December 31,
	2013	2012
	(in thousands)
Year end:
Note payable secured by:
Servicing advances	$3,852	$4,905
MSRs	48,302	48,108

	$52,154	$53,013

Assets pledged to secure note:
Servicing advances	$5,564	$7,430
MSRs	$258,241	$100,957

        The note payable matures on October 31, 2014. Interest is charged at a rate based on the lender's overnight cost of funds. The note payable is secured by servicing advances and MSRs relating to certain loans in the Company's servicing portfolio, and provides for advance rates ranging from 50% to 85% of the amount of the servicing advances or the carrying value of the MSR pledged, up to a maximum of $17 million in the case of servicing advances and $100 million in the case of MSRs. At December 31, 2013, the Company had elected to reduce its advance rate on this note as a means of investing excess cash.

        The borrowing facilities contain various covenants, including financial covenants governing the Company's net worth, debt-to-equity ratio, profitability and liquidity. Management believes the Company was in compliance with these requirements as of December 31, 2013.